Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 26, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity award process is independent of any consideration of the timing of the release of material nonpublic information ("MNPI"), including with respect to the determination of grant dates or stock option exercise prices. Similarly, we expect that the release of material nonpublic information will not be timed with the purpose or intent to affect the value of executive compensation.

For our annual equity-based awards, including any annual stock option awards, the grant date has typically been in February of each year when our Compensation Committee and the full Board of Directors meet. This procedure for the timing of equity-based awards is intended to ensure that grant timing is not manipulated for employee gain. Consistent with this practice, during 2025, we granted annual stock option awards to each of our NEOs (except for Mr. Pozez) effective February 26, 2025, one business day before we filed our Annual Report on Form 10-K for the year ended December 31, 2024. The following information is provided in accordance with Item 402(x)(2) regarding the grant of stock options in 2025 within four business days before, or within one business day after, the filing of a report on Forms 10-K, 10-Q, or 8-K disclosing material nonpublic information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award(1)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI(2)

Susan G. Riel	2/26/2025	57,142	$22.76	$479,993	2.24%
Eric R. Newell	2/26/2025	17,820	$22.76	$149,688	2.24%
Kevin Geoghegan	2/26/2025	2,541	$22.76	$21,344	2.24%
Ryan A. Riel	2/26/2025	14,743	$22.76	$123,841	2.24%
Paul Saltzman	2/26/2025	9,982	$22.76	$83,849	2.24%
Janice L. Williams	2/26/2025	17,078	$22.76	$143,455	2.24%
(1)Each of the option awards has a ten-year term and vest over three years. The aggregate grant date fair value of stock options granted during the fiscal year is determined in accordance with FASB ASC 718. The exercise price of the options is equal to the closing price of our common stock on the date of grant.
(2)Calculated using the closing price of our common stock on February 28, 2025 and February 27, 2025, of $23.26 and $22.75 per share, respectively, based on the filing of our Annual Report on Form 10-K after market close on February 27, 2025.

Award Timing Method	For our annual equity-based awards, including any annual stock option awards, the grant date has typically been in February of each year when our Compensation Committee and the full Board of Directors meet. This procedure for the timing of equity-based awards is intended to ensure that grant timing is not manipulated for employee gain.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	For our annual equity-based awards, including any annual stock option awards, the grant date has typically been in February of each year when our Compensation Committee and the full Board of Directors meet. This procedure for the timing of equity-based awards is intended to ensure that grant timing is not manipulated for employee gain.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award(1)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI(2)

Susan G. Riel	2/26/2025	57,142	$22.76	$479,993	2.24%
Eric R. Newell	2/26/2025	17,820	$22.76	$149,688	2.24%
Kevin Geoghegan	2/26/2025	2,541	$22.76	$21,344	2.24%
Ryan A. Riel	2/26/2025	14,743	$22.76	$123,841	2.24%
Paul Saltzman	2/26/2025	9,982	$22.76	$83,849	2.24%
Janice L. Williams	2/26/2025	17,078	$22.76	$143,455	2.24%
(1)Each of the option awards has a ten-year term and vest over three years. The aggregate grant date fair value of stock options granted during the fiscal year is determined in accordance with FASB ASC 718. The exercise price of the options is equal to the closing price of our common stock on the date of grant.
(2)Calculated using the closing price of our common stock on February 28, 2025 and February 27, 2025, of $23.26 and $22.75 per share, respectively, based on the filing of our Annual Report on Form 10-K after market close on February 27, 2025.

Susan G. Riel [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Susan G. Riel
Underlying Securities | shares		57,142
Exercise Price | $ / shares		$ 22.76
Fair Value as of Grant Date | $		$ 479,993
Underlying Security Market Price Change		0.0224
Eric R. Newell [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Eric R. Newell
Underlying Securities | shares		17,820
Exercise Price | $ / shares		$ 22.76
Fair Value as of Grant Date | $		$ 149,688
Underlying Security Market Price Change		0.0224
Kevin Geoghegan [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Kevin Geoghegan
Underlying Securities | shares		2,541
Exercise Price | $ / shares		$ 22.76
Fair Value as of Grant Date | $		$ 21,344
Underlying Security Market Price Change		0.0224
Ryan A. Riel [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Ryan A. Riel
Underlying Securities | shares		14,743
Exercise Price | $ / shares		$ 22.76
Fair Value as of Grant Date | $		$ 123,841
Underlying Security Market Price Change		0.0224
Paul Saltzman [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Paul Saltzman
Underlying Securities | shares		9,982
Exercise Price | $ / shares		$ 22.76
Fair Value as of Grant Date | $		$ 83,849
Underlying Security Market Price Change		0.0224
Janice L. Williams [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Janice L. Williams
Underlying Securities | shares		17,078
Exercise Price | $ / shares		$ 22.76
Fair Value as of Grant Date | $		$ 143,455
Underlying Security Market Price Change		0.0224